Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 21, 2011
Registrant Name	dei_EntityRegistrantName	FocusShares Trust
Central Index Key	dei_EntityCentralIndexKey	0001396287
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar. 21, 2011
Focus Morningstar US Market Index ETF (Prospectus Summary) | Focus Morningstar US Market Index ETF | Focus Morningstar US Market Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMU
Focus Morningstar Large Cap Index ETF (Prospectus Summary) | Focus Morningstar Large Cap Index ETF | Focus Morningstar Large Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLG
Focus Morningstar Mid Cap Index ETF (Prospectus Summary) | Focus Morningstar Mid Cap Index ETF | Focus Morningstar Mid Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMM
Focus Morningstar Small Cap Index ETF (Prospectus Summary) | Focus Morningstar Small Cap Index ETF | Focus Morningstar Small Cap Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FOS
Focus Morningstar Basic Materials Index ETF (Prospectus Summary) | Focus Morningstar Basic Materials Index ETF | Focus Morningstar Basic Materials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FBM
Focus Morningstar Communication Services Index ETF (Prospectus Summary) | Focus Morningstar Communication Services Index ETF | Focus Morningstar Communication Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCQ
Focus Morningstar Consumer Cyclical Index ETF (Prospectus Summary) | Focus Morningstar Consumer Cyclical Index ETF | Focus Morningstar Consumer Cyclical Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCL
Focus Morningstar Consumer Defensive Index ETF (Prospectus Summary) | Focus Morningstar Consumer Defensive Index ETF | Focus Morningstar Consumer Defensive Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FCD
Focus Morningstar Energy Index ETF (Prospectus Summary) | Focus Morningstar Energy Index ETF | Focus Morningstar Energy Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FEG
Focus Morningstar Financial Services Index ETF (Prospectus Summary) | Focus Morningstar Financial Services Index ETF | Focus Morningstar Financial Services Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFL
Focus Morningstar Health Care Index ETF (Prospectus Summary) | Focus Morningstar Health Care Index ETF | Focus Morningstar Health Care Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FHC
Focus Morningstar Industrials Index ETF (Prospectus Summary) | Focus Morningstar Industrials Index ETF | Focus Morningstar Industrials Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIL
Focus Morningstar Real Estate Index ETF (Prospectus Summary) | Focus Morningstar Real Estate Index ETF | Focus Morningstar Real Estate Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRL
Focus Morningstar Technology Index ETF (Prospectus Summary) | Focus Morningstar Technology Index ETF | Focus Morningstar Technology Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTQ
Focus Morningstar Utilities Index ETF (Prospectus Summary) | Focus Morningstar Utilities Index ETF | Focus Morningstar Utilities Index ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FUI